Schedule of Long term receivables from related parties (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Long-term Receivables from related parties	$ 8,300,723	$ 9,028,904
YMA DG [member]
IfrsStatementLineItems [Line Items]
Long-term Receivables from related parties	6,068,347	6,755,968
Forwell [member]
IfrsStatementLineItems [Line Items]
Long-term Receivables from related parties	$ 2,232,376	$ 2,272,936